UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JULY 31, 2009 (UNAUDITED)

  Face
 Amount                                       Value
  (000)                                       (000)
--------                                    ----------
COMMERCIAL PAPER (A) (41.1%)
           Abbey National North America
$100,000      0.210%, 08/06/09              $   99,997
           Banco Bilbao Vizcaya
  75,000      0.340%, 09/08/09                  74,973
           Bank of Montreal
  75,000      0.230%, 08/07/09                  74,997
           Calyon North America
  50,000      0.480%, 10/05/09                  49,957
 100,000      0.640%, 08/05/09                  99,993
           CBA Delaware Finance
  75,000      0.320%, 09/08/09                  74,975
  75,000      0.330%, 09/15/09                  74,969
           Commerzbank US Finance
 100,000      0.260%, 08/13/09                  99,991
           ING US Funding
 100,000      0.310%, 10/13/09                  99,937
           Lloyds TSB Bank
 100,000      0.280%, 08/13/09                  99,991
           Nordea North America
 100,000      0.300%, 08/17/09                  99,987
           Rabobank USA Financial
 100,000      0.320%, 09/04/09                  99,970
  75,000      0.330%, 09/15/09                  74,969
           San Paolo IMI US Financial
 100,000      0.903%, 08/18/09                  99,957
           Societe Generale North America
 100,000      0.240%, 08/06/09                  99,997
 100,000      0.320%, 10/16/09                  99,932
           UBS Finance Delaware
 100,000      0.290%, 08/24/09                  99,981
           Westpac Banking (B)
 100,000      0.340%, 09/04/09                  99,968
                                            ----------
           TOTAL COMMERCIAL PAPER
              (Cost $1,624,541)              1,624,541
                                            ----------

  Face
 Amount                                       Value
  (000)                                       (000)
--------                                    ----------
CERTIFICATES OF DEPOSIT (15.2%)
           Banco Bilbao Vizcaya
$100,000      0.250%, 08/06/09              $  100,000
           Bank of Nova Scotia
 100,000      0.320%, 09/09/09                 100,001
           Bank of Tokyo-Mitsubishi
 150,000      0.240%, 08/13/09                 150,000
           Natixis US Finance
 100,000      0.300%, 08/06/09                 100,000
           Sumitomo Mitsui Banking
  50,000      0.820%, 08/05/09                  50,000
           Svenska Handelsbanken
 100,000      0.650%, 09/04/09                 100,000
                                            ----------
           TOTAL CERTIFICATES OF DEPOSIT
              (Cost $600,001)                  600,001
                                            ----------
TIME DEPOSITS (8.2%)
           Bank of Ireland
 175,000      0.240%, 08/03/09                 175,000
           BNP Paribas
 149,655      0.200%, 08/03/09                 149,655
                                            ----------
           TOTAL TIME DEPOSITS
              (Cost $324,655)                  324,655
                                            ----------
REPURCHASE AGREEMENTS (C) (35.5%)
 400,000   Barclays Bank
           0.200%, dated 07/31/09, to be
           repurchased on 08/03/09,
           repurchase price $400,006,667
           (collateralized by a U.S.
           Treasury obligation, par value
           $250,687,000, 3.875%,
           04/15/29, with a total market
           value $ 408,000,104)                400,000

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JULY 31, 2009 (UNAUDITED)

  Face
 Amount                                       Value
  (000)                                       (000)
--------                                    ----------
$600,000   Deutsche Bank
           0.190%, dated 07/31/09, to be
           repurchased on 08/03/09,
           repurchase price $600,009,500
           (collateralized by various
           FHLMC/FNMA obligations,
           ranging in par value
           $7,190,000-$200,263,000,
           0.000%-7.250%,
           11/09/09-03/13/14, with a
           total market value
           $612,002,446)                    $  600,000
 400,000   Morgan Stanley
           0.150%, dated 07/31/09, to be
           repurchased on 08/03/09,
           repurchase price $400,005,000
           (collateralized by various
           FHLMC obligations, ranging in
           par value $11,000-$87,225,000,
           2.020%-8.250%,
           06/28/10-04/01/56, with a
           total market value
           $408,000,997)                       400,000
                                            ----------
           TOTAL REPURCHASE AGREEMENTS
              (Cost $1,400,000)              1,400,000
                                            ----------
           TOTAL INVESTMENTS (100.0%)
              (Cost $3,949,197) +           $3,949,197
                                            ==========

Percentages are based on net assets of $3,949,248 (000).

(A)  The rate reported is the effective yield at time of purchase.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of these securities amounted to $99,968 (000), representing 2.5% of the net assets of the Fund.

(C)  Tri-Party Repurchase Agreement

FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JULY 31, 2009 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):


                                   Level 1     Level 2    Level 3      Total
                                   -------   ----------   -------   ----------
Investments in Securities
   Commercial Paper                  $--     $1,624,541     $--     $1,624,541
   Certificates of Deposit            --        600,001      --        600,001
   Time Deposits                      --        324,655      --        324,655
   Repurchase Agreements              --      1,400,000      --      1,400,000
                                     ---     ----------     ---     ----------
Total Investments in  Securities     $--     $3,949,197     $--     $3,949,197
                                     ===     ==========     ===     ==========

AIG-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund

By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009